Earnings per share (Tables)	6 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2017	2018
Basic—
Net income (loss) attributable to NHI shareholders	¥108,706	¥(6,010)
Weighted average number of shares outstanding	3,530,324,525	3,394,856,369
Net income (loss) attributable to NHI shareholders per share	¥30.79	¥(1.77)

Diluted—
Net income (loss) attributable to NHI shareholders	¥108,664	¥(6,045)
Weighted average number of shares outstanding	3,598,185,304	3,390,540,890
Net income (loss) attributable to NHI shareholders per share	¥30.20	¥(1.78)

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2017	2018
Basic—
Net income (loss) attributable to NHI shareholders	¥51,850	¥(11,233)
Weighted average number of shares outstanding	3,526,321,204	3,394,584,313
Net income (loss) attributable to NHI shareholders per share	¥14.70	¥(3.31)

Diluted—
Net income (loss) attributable to NHI shareholders	¥51,825	¥(11,251)
Weighted average number of shares outstanding	3,586,187,615	3,389,189,961
Net income (loss) attributable to NHI shareholders per share	¥14.45	¥(3.32)